International Portfolio
Schedule of Investments (unaudited)
As of September 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.8%)
Australia (0.8%)
	WiseTech Global Ltd.	561,705	23,317
Austria (0.5%)
	Erste Group Bank AG	359,689	12,423
Belgium (3.8%)
*	Argenx SE	156,057	76,285
	Umicore SA	774,424	18,336
	UCB SA	119,084	9,754
			104,375
Brazil (1.6%)
*	NU Holdings Ltd. Class A	3,300,182	23,926
	B3 SA - Brasil Bolsa Balcao	4,053,121	9,910
	Raia Drogasil SA	1,613,633	8,867
			42,703
Canada (1.0%)
	Toronto-Dominion Bank	254,707	15,345
	Canadian National Railway Co.	107,068	11,595
			26,940
China (9.9%)
	Tencent Holdings Ltd.	1,966,600	76,233
*,1	Meituan Class B	2,988,592	43,263
*	PDD Holdings Inc. ADR	414,240	40,625
*,1	Wuxi Biologics Cayman Inc.	3,803,000	22,103
*,2	NIO Inc. ADR	2,400,534	21,701
*	Alibaba Group Holding Ltd.	1,586,616	17,202
*	Baidu Inc. ADR	118,779	15,958
	Shenzhen Inovance Technology Co. Ltd. Class A	1,068,221	9,762
*	Contemporary Amperex Technology Co. Ltd. Class A	295,400	8,251
*	BYD Co. Ltd. Class H	200,500	6,177
*	Full Truck Alliance Co. Ltd. ADR	740,642	5,214
[1]	Ganfeng Lithium Co. Ltd. Class H	1,168,600	4,772
			271,261
Denmark (4.6%)
*	Genmab A/S	150,844	53,406
*	Vestas Wind Systems A/S	1,959,100	41,913
*	Novo Nordisk A/S Class B	257,492	23,445
*	Ambu A/S Class B	834,821	8,702
			127,466
France (6.4%)
	Kering SA	102,535	46,588
	L'Oreal SA (XPAR)	91,012	37,716

		Shares	Market Value ($000)
	Schneider Electric SE	181,760	29,953
	Sanofi	188,756	20,268
	TotalEnergies SE	204,904	13,472
	EssilorLuxottica SA	61,598	10,715
	Carrefour SA	511,692	8,788
	Legrand SA	84,384	7,754
			175,254
Germany (4.5%)
	SAP SE	168,283	21,783
	Bayerische Motoren Werke AG (XETR)	190,212	19,319
*	HelloFresh SE	616,033	18,305
*,1	Delivery Hero SE	598,056	17,077
*,1	Zalando SE	757,082	16,821
	Infineon Technologies AG	467,078	15,470
	Siemens AG (Registered)	88,230	12,609
*,2	Jumia Technologies AG ADR	477,446	1,260
			122,644
Hong Kong (2.5%)
	AIA Group Ltd.	6,320,400	51,114
	Hong Kong Exchanges & Clearing Ltd.	252,560	9,373
	BOC Hong Kong Holdings Ltd.	3,147,500	8,592
			69,079
India (1.9%)
	HDFC Bank Ltd.	2,280,796	41,830
	Larsen & Toubro Ltd.	211,473	7,683
*,3,4	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	19,170	2,157
			51,670
Indonesia (0.4%)
	Bank Central Asia Tbk PT	19,916,800	11,347
Israel (0.9%)
*	Wix.com Ltd.	257,526	23,641
Italy (2.7%)
	Ferrari NV	178,173	52,523
	FinecoBank Banca Fineco SpA	917,064	11,074
	Prysmian SpA	259,295	10,407
			74,004
Japan (7.5%)
	Nidec Corp.	637,100	29,417
	SMC Corp.	57,600	25,820
	M3 Inc.	1,417,800	25,717
	Mitsubishi UFJ Financial Group Inc.	2,956,700	25,055
	Sony Group Corp.	215,100	17,590
	Bridgestone Corp.	357,900	13,947
	KDDI Corp.	428,300	13,110
	Recruit Holdings Co. Ltd.	268,300	8,209
	Kubota Corp.	535,100	7,872
	Terumo Corp.	273,000	7,227
	Sekisui Chemical Co. Ltd.	461,400	6,638
	Murata Manufacturing Co. Ltd.	360,900	6,584
	SBI Holdings Inc.	293,000	6,166
	FUJIFILM Holdings Corp.	98,800	5,716
	Daikin Industries Ltd.	27,800	4,358
	MISUMI Group Inc.	186,100	2,898
	Shimano Inc.	4,800	642
			206,966

		Shares	Market Value ($000)
Netherlands (7.8%)
	ASML Holding NV	211,101	124,286
*,1	Adyen NV	63,916	47,390
	EXOR NV	467,496	41,349
			213,025
Norway (0.6%)
	DNB Bank ASA	501,010	10,066
*,1	AutoStore Holdings Ltd.	5,309,709	7,463
			17,529
Singapore (0.2%)
*	Sea Ltd. ADR	152,487	6,702
South Korea (2.1%)
	Samsung Electronics Co. Ltd. (XKRX)	573,517	28,994
*	Coupang Inc.	1,104,671	18,779
	Samsung SDI Co. Ltd. (XKRX)	25,407	9,602
			57,375
Spain (1.1%)
	Banco Bilbao Vizcaya Argentaria SA	2,111,095	17,085
	Iberdrola SA (XMAD)	1,139,306	12,742
			29,827
Sweden (5.7%)
*	Spotify Technology SA	539,790	83,473
	Atlas Copco AB Class A	3,762,912	50,538
	Svenska Handelsbanken AB Class A	1,085,930	9,663
*	Kinnevik AB Class B	940,952	9,345
	Nibe Industrier AB Class B	452,822	2,960
			155,979
Switzerland (3.3%)
	Roche Holding AG	85,354	23,302
[1]	VAT Group AG	40,725	14,532
	Alcon Inc.	152,415	11,762
	Lonza Group AG (Registered)	24,773	11,459
	Cie Financiere Richemont SA Class A (Registered)	87,245	10,625
	Temenos AG (Registered)	137,690	9,630
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	838	9,312
			90,622
Taiwan (2.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	4,793,000	78,156
United Kingdom (9.1%)
	Shell plc	1,296,787	41,747
*,3,4	The Brandtech Group Class A1 PP (Acquired 9/23/15, Cost $5,200)	3,903,901	31,036
*	Ocado Group plc	2,924,862	21,266
	AstraZeneca plc	153,047	20,644
*	Wise plc Class A	2,183,438	18,208
	Unilever plc (XLON)	336,033	16,622
	Reckitt Benckiser Group plc	211,668	14,927
	RELX plc	365,903	12,346
	GSK plc	634,877	11,487
	Rio Tinto plc	162,645	10,213
	Diageo plc	263,334	9,709
	Burberry Group plc	403,877	9,360
	Bunzl plc	250,766	8,931
	National Grid plc	738,320	8,830
	HSBC Holdings plc	999,374	7,820

		Shares	Market Value ($000)
	Whitbread plc	159,544	6,716
			249,862
United States (14.1%)
*	MercadoLibre Inc.	105,190	133,368
*	Moderna Inc.	582,262	60,142
	NVIDIA Corp.	110,057	47,874
*	Tesla Inc.	171,651	42,951
*	Illumina Inc.	191,338	26,267
*	Elastic NV	312,362	25,376
*	Mobileye Global Inc. Class A	324,695	13,491
*	Booking Holdings Inc.	4,340	13,384
*	Lululemon Athletica Inc.	27,960	10,782
*	SolarEdge Technologies Inc.	62,456	8,089
*,2	ARM Holdings plc ADR	75,393	4,035
*,2	Oatly Group AB ADR	1,107,384	992
			386,751
Total Common Stocks (Cost $2,634,031)			2,628,918
Preferred Stocks (1.3%)
	Sartorius AG Preference Shares	85,718	29,032
[1,2]	Dr. Ing Hc F Porsche AG Preference Shares	69,161	6,490
Total Preferred Stocks (Cost $55,196)			35,522
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[5,6]	Vanguard Market Liquidity Fund, 5.391% (Cost $76,076)	760,831	76,075
Total Investments (99.9%) (Cost $2,765,303)			2,740,515
Other Assets and Liabilities—Net (0.1%)			3,615
Net Assets (100%)			2,744,130
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the aggregate value was $179,911,000, representing 6.6% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,762,000.
3	Restricted securities totaling $33,193,000, representing 1.2% of net assets.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $14,994,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2023	439	44,811	(1,236)
MSCI Emerging Markets Index	December 2023	384	18,346	(523)
				(1,759)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	456,394	—	—	456,394
Common Stocks—Other	217,353	1,921,978	33,193	2,172,524
Preferred Stocks	—	35,522	—	35,522
Temporary Cash Investments	76,075	—	—	76,075
Total	749,822	1,957,500	33,193	2,740,515
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,759	—	—	1,759
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures is performed by the valuation designee under the oversight of the board. The valuation designee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. A summary of valuation decisions made by the valuation designee is reported to the board on a quarterly basis for review. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.
The following table summarizes changes in investments and derivatives valued based on Level 3 inputs during the period ended September 30, 2023. Transfers, if any, into or out of Level 3 are recognized based on values as of the beginning of the period.
Amount Valued Based on Level 3 Inputs	Investments in Common Stocks ($000)
Balance as of December 31, 2022	31,572
Change in Unrealized Appreciation (Depreciation)	1,621
Balance as of September 30, 2023	33,193
Net change in unrealized appreciation (depreciation) from investments and derivatives still held as of September 30, 2023, was $1,621,000.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurements as of September 30, 2023.
Security Type	Fair Value at 9/30/2023 ($000)	Valuation Technique[1]	Unobservable Input	Range (Weighted Avg.)
Common Stocks	31,036	Recent Transaction	Adjusted Cost	7.95 USD per share
	2,157	Market Comparables	EV/LTM Revenue Liquidity Discount Index Return	0.87-8.57 (4.84) 10% 14.74%
1	Change in valuation technique is due to consideration of the information that was available at the time the investments were valued.
Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement at September 30, 2023.